Costs and expenses by nature: Additional information (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Right of use of assets under concession		$ 2,704,657	$ 2,557,670	$ 1,496,142
Percentage of revenue	9.00%
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession		1,755,832	$ 1,728,174	$ 820,230
Percentage of revenue			9.00%	9.00%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession		$ 722,742	$ 629,900	$ 495,478
Percentage of revenue		19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession		$ 226,083	$ 199,596	$ 180,434
Percentage of revenue		5.00%	5.00%	5.00%